Note 9 - Vessels and Other Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 15, 2013	Dec. 31, 2014	Dec. 31, 2012
Note 9 - Vessels and Other Fixed Assets, Net (Details) [Line Items]
Property, Plant and Equipment, Additions	$ 19,500
Discontinued Operation Sales Address Commission Percentage	1.00%
Business Combination, Acquisition Related Costs	3,052
Asset Impairment Charges		9,243	7,054
Vessels [Member]
Note 9 - Vessels and Other Fixed Assets, Net (Details) [Line Items]
Asset Impairment Charges		$ 209	$ 5,911